INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	14,008	4,371	14,277	3,643
Non-current	41,044	5,105	41,071	5,227
Equity	-	45,576	-	46,478
Total joint arrangement	55,052	55,052	55,348	55,348
Investment	22,788		23,239

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	52,650	51,599	50,825
Expenses	(47,452)	(46,334)	(47,613)
Joint arrangement net income (loss)	5,198	5,265	3,212
Other comprehensive income	-	-	-
Comprehensive income	5,198	5,265	3,212
Dividends	3,050	3,000	1,500

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	267,087	245,801	254,698	244,912
Non-current	829,842	386,656	701,355	288,452
Equity	-	464,472	-	422,689
Total joint arrangement	1,096,929	1,096,929	956,053	956,053
Net assets	215,198		192,764
Net asset adjustment (goodwill)	17,038		18,581
Investment	232,236		211,345

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	983,601	925,346	1,018,422
Expenses	(998,283)	(973,381)	(1,005,984)
Joint arrangement net income (loss)	(14,682)	(48,035)	12,438
Other comprehensive income	-	-	-
Comprehensive income	(14,682)	(48,035)	12,438
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	804	194	318	152
Non-current	5,076	882	4,323	602
Equity	-	4,804	-	3,887
Total joint arrangement	5,880	5,880	4,641	4,641
Investment	2,402		1,944

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	909	198	-
Expenses	(527)	(105)	37
Joint arrangement net income (loss)	382	93	37
Other comprehensive income	-	-	-
Comprehensive income	382	93	37
Dividends	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	249	489	231	545
Non-current	3,369	211	2,806	192
Equity	-	2,918	-	2,300
Total joint arrangement	3,618	3,618	3,037	3,037
Investment	1,459		1,150

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(92)	(962)	(63)
Joint arrangement net income (loss)	(92)	(962)	(63)
Other comprehensive income	-	-	-
Comprehensive income	(92)	(962)	(63)
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,193	1,058	1,036	126
Non-current	4,395	1,654	4,391	1,862
Equity	-	3,876	-	3,439
Total joint arrangement	6,588	6,588	5,427	5,427
Investment	1,938		1,720

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	2,471	757	-
Expenses	(1,597)	(514)	31
Joint arrangement net income (loss)	874	243	31
Other comprehensive income	-	-	-
Comprehensive income	874	243	31
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	11,342	26,712	2,763	17,987
Non-current	182,775	4,828	138,270	3,757
Equity	-	162,577	-	119,289
Total joint arrangement	194,117	194,117	141,033	141,033
Investment	81,289		59,645

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	4,573	155	-
Expenses	(1,935)	(1,492)	(1,198)
Joint arrangement net income (loss)	2,638	(1,337)	(1,198)
Other comprehensive income	-	-	-
Comprehensive income	2,638	(1,337)	(1,198)
Dividends	-	-	-

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	3,837	1,016	2,485	202
Non-current	12,372	-	14,434	-
Equity	-	15,193	-	16,717
Total joint arrangement	16,209	16,209	16,919	16,919
Investment on equity	7,768		8,547
Goodwill	39,577		39,576
	47,345		48,123

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(1,523)	(1,519)	-
Joint arrangement net income (loss)	(1,523)	(1,519)	-
Other comprehensive income	-	-	-
Comprehensive income	(1,523)	(1,519)	-
Dividends	-	-	-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Celulosa y Energía Punta Pereira S.A. (Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	319,146	67,054	406,706	41,608
Non-current	1,912,140	117,581	1,915,522	125,452
Equity	-	2,046,651	-	2,155,168
Total joint arrangement	2,231,286	2,231,286	2,322,228	2,322,228
Investment	1,023,326		1,077,584

	12-31-2025	12-31-2024	12-31-2023
Net income (loss)	ThU.S.$	ThU.S.$	ThU.S.$
Income	840,727	1,017,324	941,429
Expenses	(631,529)	(668,473)	(664,772)
Joint arrangement net income (loss)	209,198	348,851	276,657

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	96,509	5,198	55,490	5,971
Non-current	124,956	1,788	157,848	8,584
Equity	-	214,479	-	198,783
Total joint arrangement	221,465	221,465	213,338	213,338
Investment	107,240		99,392

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	28,207	8,061	8,775
Expenses	(12,511)	(1,226)	3,632
Joint arrangement net income (loss)	15,696	6,835	12,407

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	172,013	249,547	176,029	248,064
Non-current	1,257,527	122,337	1,151,591	144,326
Equity	-	1,057,656	-	935,230
Total joint arrangement	1,429,540	1,429,540	1,327,620	1,327,620
Investment	528,827		467,615

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	308,522	321,339	288,378
Expenses	(189,248)	(280,007)	(216,764)
Joint arrangement net income (loss)	119,274	41,332	71,614

	12-31-2025		12-31-2024
	Assets	Liabilities	Assets	Liabilities
Zona Franca Punta Pereira S.A. (Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	10,387	80,396	8,407	88,462
Non-current	410,048	-	419,279	-
Equity	-	340,039	-	339,224
Total joint arrangement	420,435	420,435	427,686	427,686
Investment	170,020		169,612

	12-31-2025	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$	ThU.S.$
Income	25,607	21,875	21,172
Expenses	(24,789)	(24,892)	(24,139)
Joint arrangement net income (loss)	818	(3,017)	(2,967)